Summary of significant accounting policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Basis of consolidation

Basis of consolidation
The consolidated financial statements include the accounts of China BCT Pharmacy Group, Inc, and its subsidiaries; Ingenious, Forever Well, Liuzhou BCT, BCT Retail, BCT Jian Kang Chan Ye and Hefeng Pharmaceutical.  All significant inter-company accounts and transactions have been eliminated in consolidation.

Basis of consolidation

The consolidated financial statements include the accounts of China BCT Pharmacy Group., Inc. and its subsidiaries; Ingenious, Forever Well, Liuzhou BCT, BCT Retail and Hefeng Pharmaceutical.  All significant inter-company accounts and transactions have been eliminated in consolidation.

Use of estimates
Use of estimates

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernment entities.  Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of US federal securities laws are also sources of authoritative US GAAP for SEC registrants.  The Company’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions.  The accounts and estimates include, but are not limited to, the valuation of accounts receivable, inventories, warrant liabilities and share-based compensation,   the estimation on useful lives of property, plant and equipment and intangible assets, and goodwill impairment.  Actual results could differ from those estimates.

Use of estimates

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernment entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of US federal securities laws are also sources of authoritative US GAAP for SEC registrants. The Company’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. The accounts and estimates include, but are not limited to, the valuation of accounts receivable and inventories,  the estimation on useful lives of property, plant and equipment and intangible assets, and goodwill impairment.  Actual results could differ from those estimates.

Cash and cash equivalents
Cash and cash equivalents

Cash and cash equivalents include all cash, deposits in banks and other highly liquid investments with initial maturities of three months or less.  As of September 30, 2012 and December 31, 2011, the cash and cash equivalents were mainly denominated in Renminbi (“RMB”) and United States dollars placed with banks in the PRC and Hong Kong.  Those denominated in RMB are not freely convertible into foreign currencies, and the remittance of these funds out of the PRC is subject to exchange control restrictions imposed by the PRC government.  The remaining insignificant balance of cash and cash equivalents were denominated in Hong Kong dollars.

Cash and cash equivalents

Cash and cash equivalents include all cash, deposits in banks and other highly liquid investments with initial maturities of three months or less.  As of December 31, 2011 and 2010, cash and cash equivalents were mainly denominated in Renminbi (“RMB”) and United States dollars were placed with banks in the PRC and Hong Kong. For those denominated in RMB, they are not freely convertible into foreign currencies and the remittance of these funds out of the PRC is subject to exchange control restrictions imposed by the PRC government.  The remaining insignificant balance of cash and cash equivalents were denominated in Hong Kong dollars.

Restricted Cash
Restricted Cash

Restricted cash represents amounts set aside by the Company in accordance with the Company’s debt agreements with certain financial institutions.  These cash amounts are designated for the purpose of paying down the principal amounts owed to the financial institutions, and these amounts are held at the same financial institutions with which the Company has debt agreements in the PRC.  Due to the short-term nature of the Company’s debt obligations to these banks, the corresponding restricted cash balances have been classified as current assets in the consolidated financial statements.

Restricted Cash

Restricted cash represents amounts set aside by the Company in accordance with the Company’s debt agreements with certain financial institutions. These cash amounts are designated for the purpose of paying down the principal amounts owed to the financial institutions, and these amounts are held at the same financial institutions with which the Company has debt agreements in the PRC. Due to the short-term nature of the Company’s debt obligations to these banks, the corresponding restricted cash balances have been classified as current assets in the consolidated financial statements.

Allowance for doubtful accounts
Allowance for doubtful accounts

The Company establishes an allowance for doubtful accounts based on management’s assessment of the collectability of accounts receivable.  A considerable amount of judgment is required in assessing the amount of the allowance.  The Company considers the historical level of credit losses of all segments (pharmaceutical distribution, retail pharmacy and manufacturing) and applies percentages to aged receivable categories.  The Company makes judgments about the creditworthiness of each customer based on ongoing credit evaluations, and monitors current economic trends that might impact the level of credit losses in the future.  If the financial condition of the customers were to deteriorate resulting in their inability to make payments, a higher allowance may be required.

Based on the above assessment, during the reporting periods, management establishes the general provisioning policy to make allowance equivalent to 40% of gross amount of accounts receivable due between half and one year and 100% of gross amount of accounts receivable due over 1 year for all segments.  Additional specific provision is made against accounts receivable whenever they are considered to be doubtful.

Bad debts are written off when identified.  The Company extends unsecured credit to customers ranging from three to six months in the normal course of business.  The Company does not accrue interest on accounts receivable.

 Allowance for doubtful accounts

The Company establishes an allowance for doubtful accounts based on management’s assessment of the collectability of accounts receivable. A considerable amount of judgment is required in assessing the amount of the allowance. The Company considers the historical level of credit losses of all segments (pharmaceutical distribution, retail pharmacy and manufacturing) and applies percentages to aged receivable categories. The Company makes judgments about the creditworthiness of each customer based on ongoing credit evaluations, and monitors current economic trends that might impact the level of credit losses in the future. If the financial condition of the customers were to deteriorate resulting in their inability to make payments, a higher allowance may be required.

The Company's general credit sales policy is to provide its customers with credit ranging from one month to six months. Within the period, the Company does not consider the receivables overdue and it does not record any bad debt provision. When sales occur, the Company automatically grants its customers credit for one month to three months. An extended credit period of three to six months may be given upon sales managers’ approvals. Therefore, any receivables within six months do not have any provision for bad debt. Any receivable ranging from six months up to one year, are considered overdue, and will be subject to a bad debt provision of 40%.

As of December 31, 2011, 75% of the Company's accounts receivable was derived from hospitals, community service centers and clinics.  In the PRC, all hospitals and community service centers are owned or controlled by the PRC government.  The Company believes that it is highly unlikely that a liquidation of one of its hospital customers will occur, and that the recovery of debts from hospitals is highly assured. Therefore, it is within the Company's customary practice to grant a longer credit period to those accounts.

Based on the above assessment, management established the general provisioning policy to make allowance equivalent to 40% of gross amount of accounts receivable due between half and one year and 100% of gross amount of accounts receivable due over 1 year.  Additional provisions are made against accounts receivable whenever they are considered doubtful.

Bad debts are written off when identified.  The Company extends unsecured credit to customers ranging from three to six months in the normal course of business. The Company does not accrue interest on accounts receivable.

Historically, losses from uncollectible accounts have not significantly deviated from the general allowance estimated by management and no significant additional bad debts have been written off.  This general provisioning policy has not changed since establishment and management considers that the aforementioned general provisioning policy is adequate and not too excessive and does not expect it to be changed in the near future.

Inventories
Inventories

Inventories are stated at the lower of cost or market value.  Cost is determined on a weighted average basis and includes all expenditures incurred in bringing the goods to a saleable condition.  The Company’s reserve requirements generally fluctuate based on projected inventory demand, market conditions and product life cycles.  In determining the adequate level of inventories to have on hand, management projects inventory demand and compares it to the current or committed inventory levels.  Inventory quantities and expiration dates are regularly reviewed and provisions for excess or obsolete inventory are recorded based on the expiration dates and the Company’s forecast of demand and market conditions.

No provision for excess or obsolete inventory was deemed necessary as of September 30, 2012 and December 31, 2011.

Inventories

Inventories are stated at the lower of cost or market value.  Cost is determined on weighted average basis and includes all expenditures incurred in bringing the goods in a saleable condition to the point of sale.   The Company’s inventory reserve requirements generally fluctuate based on projected demands, market conditions and product life cycles. In determining the adequate level of inventories to have on hand, management makes judgments as to the projected inventory demands as compared to the current or committed inventory levels. Inventory quantities and expiration dates are reviewed regularly and provisions for excess or obsolete inventory are recorded based on the expiration dates and the Company’s forecast of future demand and market conditions.

No provision for excess or obsolete inventory was made for the years ended December 31, 2011 and 2010.

Property, plant and equipment
Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation.  Cost includes the purchase price of the asset and other costs incurred to place the asset into service.

Depreciation is computed by using the straight-line method over estimated useful lives.  The principal depreciation rates are as follows:

	Annual rate	Residual value

Buildings	2.54% - 9.84%	Nil - 2%
Plant and machinery	7% - 18.4%	Nil - 10%
Motor vehicles	6% -18.4%	10%
Furniture, fixtures and equipment	6% -18.4%	10%

Construction in progress mainly represents expenditures related to the renovations of retail stores and office expansion.  All direct costs are capitalized as construction in progress.  No depreciation is provided with respect to construction in progress.

Maintenance and repairs are expensed as incurred.  Cost and related accumulated depreciation of property sold or otherwise disposed of are removed from the accounts and any resulting gain or loss is included in operations.

Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation.  Cost of major improvements are capitalized, and cost of normal repairs and maintenance are expensed as incurred.

Depreciation is computed on the straight-line method over the following estimated useful lives:

	Annual rate	Residual value

Buildings and improvements	2.54% - 9.84%	Nil - 2%
Plant and machinery	7.00% -18.40%	Nil - 10%
Motor vehicles	6.00% -18.40%	10%
Furniture, fixtures and equipment	6.00% -18.40%	10%

Cost and related accumulated depreciation of property sold or otherwise disposed are removed from the accounts, and any resulting gain or loss is included in non-operating income (expense).

Goodwill and intangible assets

Goodwill and intangible assets
The Company applies the provisions of FASB ASC 805, “Goodwill and Intangible Assets”.  Under FASB ASC 805, goodwill and intangible assets with indefinite useful lives are not amortized, but instead are tested for impairment at least annually.

Goodwill, with an indefinite useful life, is stated at cost less any accumulated impairment.

Pharmaceutical licenses, customer contracts, trademarks, technology know-how and patents are stated at cost less accumulated amortization.  Amortization is computed by using the straight-line method over their useful lives as follows:

Pharmaceutical licenses	10 years
Customer contracts, trademarks, technology know-how and patents	1-3 years

Goodwill and other intangible assets

Goodwill represents the excess of the purchase price and other acquisition related costs over the estimated fair value of the net tangible and intangible assets acquired. Under FASB ASC 805, goodwill and intangible assets with indefinite useful lives are not amortized, but instead are tested for impairment at least annually. All other intangible assets, pharmaceutical licenses, customer contracts, trademarks, technology know-how and patents, are amortized over their estimated useful lives, which range from one to ten years.

Management assesses potential impairments to intangible assets at least annually, or when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recovered. Judgments regarding the existence of impairment indicators and future cash flows related to intangible assets are based on operational performance of the acquired businesses, market conditions and other factors. During the year ended December 31, 2011, the Company recorded an impairment loss of $37,355.

Land use rights
Land use rights

Land use rights are stated at cost less accumulated amortization.  Amortization is computed by using the straight-line method over the terms of the leases of 40 to 70 years obtained from the relevant PRC land authority.

Land use right

Land use rights are stated at cost less accumulated amortization.  Amortization is computed using the straight-line method over the terms of the leases ranging from forty to seventy years. The leases term are obtained from the relevant PRC land authority.

Impairment of long-lived assets
Impairment of long-lived assets

Long-lived assets are tested for impairment in accordance with FASB ASC 360-10-45 “Impairment or Disposal of Long-Lived Assets.”  The Company periodically evaluates potential impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.  The Company recognizes impairment of long-lived assets in the event that the net book value of such assets exceeds the future undiscounted cash flows attributable to such assets.  During the reporting periods, the Company has not identified any indicators that would require testing for impairment.

Impairment of long-lived assets

Long-lived assets are tested for impairment in accordance with FASB ASC 360-10-45 “Impairment or Disposal of Long-Lived Assets”.  The Company periodically evaluates potential impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.  The Company recognizes impairment of long-lived assets in the event that the net book value of such assets exceeds the future undiscounted cash flows attributable to such assets.  During the reporting periods, the Company has not identified any indicators that would require testing for impairment.

Revenue recognition
Revenue recognition

Revenue from the sales of the Company’s products in the pharmaceutical distribution and manufacturing segments is recognized upon customer acceptance.  This occurs at the time of delivery to the customer, provided persuasive evidence of an arrangement exists, such as a signed sales contract.  The significant risks and rewards of ownership are transferred to the customers at the time when the products are delivered and there is no significant post-delivery obligation to the Company.  In addition, the sales price is fixed or determinable and collection is reasonably assured.  The Company does not provide customers with contractual rights of return for products.  When there are significant post-delivery performance obligations, revenue is recognized only after such obligations are fulfilled.  The Company evaluates the terms of each sales agreement with the customer in order to determine whether any significant post-delivery performance obligations exist.  Currently, sales under both the pharmaceutical distribution and manufacturing segments do not include any terms which may impose any significant post-delivery performance obligations on the Company.

Revenue from sales of the Company’s products in the retail pharmacy segment is recognized upon customer acceptance.  This occurs at the time when the product is purchased by the retail customers at the Company’s retail stores, and there is no significant post-delivery obligation, and collection is reasonably assured.  The Company does not have a return policy allowing customers to return the products sold.  When there are any significant post-delivery performance obligations, revenue is recognized only after such obligations are fulfilled.  The Company evaluates the rules and regulations relating to the retail sales of drugs in the PRC in order to determine whether any significant post-delivery performance obligations exist.  Currently, the rules and regulations relating to the retail sales of drugs in the PRC do not include any provisions which may impose significant post-delivery performance obligations on the Company.

Revenue from the sales of the Company’s product represents the invoiced value of goods, net of the value-added tax (VAT).  All of the Company’s products sold in the PRC are subject to a Chinese value-added tax at a rate of 17 percent of the gross sales price.  This VAT may be offset by the VAT paid by the Company on raw and other materials that are included in the cost of producing the Company’s finished products.

Revenue recognition

Revenue from sales of the Company’s products in both pharmaceutical distribution and manufacturing segments is recognized upon customer acceptance. This occurs at the time of delivery to the customer, provided persuasive evidence of an arrangement exists, such as a signed sales contract. The significant risks and rewards of ownership are transferred to the customer at the time when the products are delivered and there is no significant post-delivery obligation to the Company. In addition, the sales price is fixed or determinable and the collection is reasonably assured.  The Company does not provide its customers with contractual rights of return for products.  When there are significant post-delivery performance obligations, revenue is recognized only after such obligations are fulfilled.  The Company evaluates the terms of the sales agreement with its customers in order to determine whether any significant post-delivery performance obligations exist.  Currently sales under both pharmaceutical distribution and manufacturing segments do not include any terms which may impose any significant post-delivery performance obligations on the Company.

Revenue from sales of the Company’s products in its retail segment is recognized upon customer acceptance. This occurs at the time when the product is purchased by the customers at company-owned retail stores, and there is no significant post-delivery obligation, and collection is reasonably assured.  The Company does not have a return policy allowing customers to return the products sold.   When there are any significant post-delivery performance obligations, revenue is recognized only after such obligations are fulfilled.  The Company evaluates the rules and regulations relating to the retail sales of drugs in the PRC in order to determine whether any significant post-delivery performance obligations exist.  Currently, the rules and regulations relating to the retail sales of drugs in the PRC do not include any provisions which may impose significant post-delivery performance obligations on the Company.

Revenue from the sales of the Company’s products represents the invoiced value of goods, net of the value-added tax (“VAT”). All of the Company’s products that are sold in the PRC are subject to the Chinese value-added tax at a rate of 17 percent of the gross sales price. This VAT collected on sales may be offset by the VAT paid on purchases of raw and other materials that are included in the cost of producing the Company’s finished products.

Advertising, research and development expenses	Advertising, research and development expenses Advertising and research and development expenses are expensed as incurred.	Advertising, research and development expenses Advertising and research and development expenses are expensed as incurred.
Retirement benefit costs
Retirement benefit costs

Liuzhou BCT adopted a retirement plan to provide for eligible employees who were hired prior to April 23, 2002.  These eligible employees are entitled to receive certain amounts upon termination or retirement from the Company.  The amounts are based on the employee’s years of service in Liuzhou BCT up to April 23, 2002.  The obligation for retirement benefit costs is recorded at the present value of the cost that is expected to settle the obligation.  Employees hired after April 23, 2002 are not entitled to participate in this retirement plan.

Retirement benefit costs

Liuzhou BCT adopted a retirement plan to provide eligible employees who were hired prior to April 23, 2002.  These eligible employees are entitled to receive certain amounts of retirement benefits upon termination or retirement from the Company.  The amounts are based on the employees’ years of service in Liuzhou BCT up to April 23, 2002.  The obligation for retirement benefit costs is recorded at the present value of the cost that is expected to settle the obligation and is recognized when the retirement plan is approved.  The employees hired after April 23, 2002 are not entitled to this retirement plan.

As of December 31, 2011, the discount rate of 7.73% (2010: 5.81%), which represented the Company’s weighted average borrowing rate of Renminbi loans in the PRC, was adopted to calculate the present value of retirement benefits cost.  An analysis of the provision for retirement benefit costs for the years ended December 31, 2011 and 2010 is as follows:

	As of December 31,
	2011	2010

Balance at beginning of year	$247,175	$260,478
Imputed interest	17,117	17,591
Payments	(48,984)	(39,639)
Translation adjustments	8,914	8,745
Balance at end of year	$224,222	$247,175

Shipping and handling costs	Shipping and handling costs Shipping and handling costs are expensed as incurred and are included in selling expenses.
Shipping and handling costs

Shipping and handling costs of $842,878 and $679,185 for the years ended December 31, 2011 and 2010, respectively, are expensed as incurred and are included in selling expenses.

Vendor allowances
Vendor allowances

The Company receives allowances from certain vendors.  These allowances are received for a variety of buying activities, such as volume purchase allowance associated with vendor programs.  Consideration received from a vendor is a reduction in the cost of the inventory and is recognized as a reduction in the cost of sales.  The Company also receives promotional allowance funds for specific vendor-sponsored programs per the applicable agreements.  These potential allowance funds are recognized as a reduction in the cost of sales as the program occurs.

Vendor allowances

The Company receives allowances from certain vendors.  These allowances are received for a variety of buying activities such as the volume purchase allowance associated with the vendor programs.  Consideration received from a vendor is a reduction in the cost of the inventory and is recognized as a reduction in the cost of goods sold.  The Company also receives promotional allowance funds for specific vendor-sponsored programs per the applicable agreements. These promotional allowance funds are recognized as a reduction in the cost of goods sold as the program occurs.

Store opening costs	Store opening costs Costs incurred with retail store start-up costs, such as travel for recruitments, training and setup of new store openings are expensed as incurred.	Store opening costs Costs incurred in connection with store start-up, such as travel for recruitment, training and setup for new store openings costs are expensed as incurred.
Income taxes
Income taxes

The Company uses the asset and liability method of accounting for income taxes pursuant to FASB ASC 740 "Income Taxes”.  Under the asset and liability method of FASB ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statements carrying amounts of existing assets and liabilities and loss carry forwards and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Income taxes

The Company uses the asset and liability method of accounting for income taxes pursuant to FASB ASC 740 "Income Taxes”.  Under the asset and liability method of FASB ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statements carrying amounts of existing assets and liabilities and loss carry forwards and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Dividends	Dividends Dividends are recorded in the Company’s financial statements in the period when they are declared.	Dividends Dividends are recorded in the Company’s financial statements in the period in which they are declared.
Off-balance sheet arrangements	Off-balance sheet arrangements The Company does not have any off-balance sheet arrangements.	Off-balance sheet arrangements The Company does not have any off-balance sheet arrangements.
Registration payment arrangement
Registration payment arrangement

Contingent obligations to make future payments or otherwise transfer consideration under a registration payment arrangement, whether issued as a separate agreement or included as a provision of a financial instrument or other agreement, are separately recognized and measured when they are probable and reasonably estimable.

Comprehensive income
Comprehensive income

The Company has adopted FASB ASC 220, “Comprehensive Income”, which establishes standards for reporting and display of comprehensive income (loss), its components and accumulated balances.  Components of comprehensive income (loss) include net income and foreign currency translation adjustments.

Comprehensive income

The Company has adopted FASB ASC 220, “Comprehensive Income”, which establishes standards for reporting and display of comprehensive income (loss), its components and accumulated balances. Components of comprehensive income (loss) include net income (loss) and foreign currency translation adjustments.

Concentrations of credit risk
Concentrations of credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, accounts receivable and amounts due from related companies.  As of September 30, 2012 and December 31, 2011, substantially all of the Company’s cash and cash equivalents and restricted cash were held by major financial institutions located in the PRC, which management believes are of high credit standing.  With respect to accounts receivable, the Company extends credit based on an evaluation of the customer’s financial condition. The Company generally does not require collateral for accounts receivable and maintains an allowance for doubtful accounts for accounts receivable.

During the nine months ended September 30, 2012 and 2011, no single customer accounted for 10% or more of the Company’s consolidated sales and no single customer constituted 10% or more of the Company’s accounts receivable.

Concentrations of credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist of cash and cash equivalents, restricted cash, accounts receivable and amounts due from related companies.  As of December 31, 2011 and 2010, substantially all of the Company’s cash and cash equivalents and restricted cash were held by major financial institutions located in the PRC, which management believes are of high credit standing.  With respect to accounts receivable, the Company extends credit based on an evaluation of the customer’s financial condition.  The Company generally does not require collateral for accounts receivable and maintains an allowance for doubtful accounts of accounts receivable.

During the year ended December 31, 2011 and 2010, no single customer accounted for 10% or more of the Company’s consolidated sales and no single customer constituted 10% or more of the Company’s accounts receivable.

Foreign currency translation
Foreign currency translation

The functional currency of the Company is RMB which is not freely convertible into foreign currencies.  The Company maintains its financial records in the functional currency.  Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet date.  Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction.  Exchange gains or losses arising from foreign currency transactions are included in the determination of net income for the respective periods.

Assets and liabilities of the Company’s operations are translated into the reporting currency, United States dollars, at the exchange rate in effect at the balance sheet dates.  Revenue and expenses are translated at average rates in effect during the reporting periods.  The resulting translation adjustment is reflected as accumulated other comprehensive income, a separate component of stockholders’ equity in the statement of stockholders’ equity.

Foreign currency translation

The functional currency of the Company is RMB which is not freely convertible into foreign currencies. The Company maintains its financial statements in the functional currency.  Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet date.  Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction.  Exchange gains or losses arising from foreign currency transactions are included in the determination of net income for the respective periods.

Assets and liabilities of the Company’s operations are translated into the reporting currency, United States dollars, at the exchange rate in effect at the balance sheet dates. Revenue and expenses are translated at average rates in effect during the reporting periods. The resulting translation adjustment is reflected as accumulated other comprehensive income, a separate component of stockholders’ equity in the statement of stockholders’ equity.

Basic and diluted earnings per share
Basic and diluted earnings per share

The Company reports basic earnings per share in accordance with FASB ASC 260, “Earnings Per Share”.  Basic earnings per share is computed using the weighted average number of shares outstanding during the periods presented.  The weighted average number of shares of the Company represents the common stock outstanding during the reporting periods.  Diluted earnings per share is computed using the weighted average number of common shares outstanding during the periods plus the effect of any dilutive securities outstanding during the periods.

Basic and diluted earnings per share

The Company reports basic earnings per share in accordance with FASB ASC 260, “Earnings Per Share”.  Basic earnings per share is computed using the weighted average number of shares outstanding during the reporting period.  The weighted average number of shares of the Company represents the common stock outstanding during the reporting periods.  Diluted earnings per share is computed using the weighted average number of common shares outstanding plus the effect of dilutive securities outstanding during the reporting periods.

Fair value of financial instruments
Fair value of financial instruments

FASB ASC 820 requires the disclosure of the estimated fair value of financial instruments including those financial instruments for which the fair value option was not elected.  The carrying amounts of the financial assets and liabilities approximate their fair values due to short maturities or the applicable interest rates approximate the current market rates.

Fair value of financial instruments

FASB ASC 820 requires the disclosure of the estimated fair value of financial instruments including those financial instruments for which the fair value option was not elected.  The carrying amounts of both financial assets and liabilities approximate their fair values due to short maturities or the applicable interest rates approximate the current market rates.

Recent accounting standards
Recent accounting standards

In May 2011, the Financial Accounting Standards Board (“FASB”) issued new accounting guidance that provides a consistent definition of fair value and common requirements of and disclosure about fair value between GAAP and International Financial Reporting Standards (“IFRS”). The guidance states the concepts of highest and best use and valuation premise are only relevant when measuring the fair value of nonfinancial assets. Enhanced disclosure requirements will require companies to disclose quantitative information about unobservable inputs used, a description of the valuation processes used, and a qualitative discussion about the sensitivity of the measurements for recurring Level 3 fair value measurements. For assets and liabilities not recorded at fair value but where fair value is disclosed, companies must report the level in the fair value hierarchy of assets and liabilities. This new guidance is effective for interim and annual periods beginning January 1, 2012, and the Company does not anticipate a material impact on the consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of equity. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income(Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 , which defers specific requirements to present reclassification adjustments for each component of accumulated other comprehensive income. ASU 2011-05 will be retroactively effective for the Company in the first quarter of 2012.  Since the Company already presents single continuous statements of income and comprehensive income, this adoption will not have a material effect on the consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. ASU 2011-08 will be effective for fiscal years beginning after December 15, 2011, with early adoption permitted.  The Company plans to adopt ASU 2011-08 for its annual goodwill impairment test conducted in fiscal 2012.